Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	2,216,903	591,472
Average exercise price	$ 130.78	$ 131.64